Fair Value Measurements and Disclosures - Summary of Inputs and Assumptions (Warrants) (Details)	Dec. 31, 2022 yr	Jul. 29, 2022 USD ($) yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value | $		$ 2,660
Last Out Lender Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	8.56
Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		8.43
Share Price | Last Out Lender Warrants | Common Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	6.33
Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		2.7
Risk-free Interest Rate | Last Out Lender Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.3
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		40
Volatility | Last Out Lender Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	50
Expected Dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		0
Expected term (Years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		5
Time to Maturity | Last Out Lender Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	2.5